Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Lesser of useful life or term of lease
Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	58 years
Plant And Machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Plant And Machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years